Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	50,700,147	50,840,147	50,840,147
Common stock, shares outstanding	50,700,147	50,840,147	50,840,147